INVESTMENTS (DERIVATIVES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 776	$ 518
Derivative Asset, Fair Value, Net	76	28
Derivative Liability, Fair Value, Net	124	28
Gain (losses) reported in net earnings (losses)	0	(1)
Derivative Instrument Detail [Abstract]
Cash And Securities Collateral For Derivative Contract	58	27
Equity Contracts Options
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	776	518
Derivative Asset, Fair Value, Net	76	28
Derivative Liability, Fair Value, Net	20	4
Gain (losses) reported in net earnings (losses)	18	(9)
Net Investment Income (Loss)
Derivatives, Fair Value [Line Items]
Gain (losses) reported in net earnings (losses)	18	(9)
MSO and IUL indexed features
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	53	24
Gain (losses) reported in net earnings (losses)	$ (18)	$ 8